Disclosure on individual items of the consolidated financial statements	12 Months Ended
Dec. 31, 2022
Disclosure on Individual Items of the Consolidated Financial Statements [Abstract]
Disclosure on individual items of the consolidated financial statements
4.	Disclosure on individual items of the consolidated financial statements

4.1	Statements of comprehensive income

4.1.1	Revenue from contracts with customers

ADSE develops, produces, and distributes battery storage solutions for different areas of applications (“multi-use-case”). The product portfolio ranges from the field “residential” which includes small storage solutions, to the field “industrial” including power ranges up to multiple MW/MWh, as well as to the field “charging” which provides charging solutions for the expansion of the eMobility infrastructure at power-limited network points. Additionally, ADSE provides its customers with software solutions regarding intelligent controlling and monitoring of battery storage solutions. Other revenues include for example separately acquirable service contracts or maintenance services.

73.9% of revenues are generated in Germany. The following table presents the revenue from contracts with customers disaggregated by geographical region based on the customer’s country of domicile (2021: 72.1%, 2020: 99.2%):

Revenue by region
kEUR	2022	2021	2020
Germany	19,538	23,809	46,979
Switzerland	1,628	1,186	222
Ireland	1,223	1,944	-
Spain	1,071	3,371	17
Netherlands	872	491	-
Austria	-	750	4
United States of America	731	-	29
Other European countries	1,367	1,482	118
Total	26,430	33,035	47,370

The following table presents the revenue from contracts with customers disaggregated by major products:

Major products
kEUR	2022	2021	2020
Charging	19,506	23,721	40,514
Commercial and industrial	4,463	6,334	5,472
Service	1,774	2,235	1,231
Residential	287	479	153
Other	400	267	-
Total	26,430	33,035	47,370

Charging revenues of kEUR 19,506 (2021: kEUR 21,118; 2020: kEUR 40,477) were recognized point in time while charging revenues of kEUR 0 (2021: kEUR 2,603; 2020: kEUR 37) were recognized over time.

Commercial and industrial revenues of kEUR 4,311 (2021: kEUR 4,453; 2020: kEUR 2,533) were recognized point in time while commercial and industrial revenues of kEUR 152 (2021: kEUR 1,881; 2020: kEUR 2,939) were recognized over time.

The following table provides information on contract assets and contract liabilities from contracts with customers:

kEUR	Dec. 31, 2022	Dec. 31, 2021
Receivables, which are included in 'Trade and other receivables'	13,897	7,424
Contract assets	6	973
Contract liabilities	23,721	6,340

The contract assets primarily relate to ADSE’s rights to consideration for development activities partially completed but not billed at the reporting date. Revenues for these development activities are realized over time. Because there are cases where there has not been an advanced consideration by the customer or the already recognized revenue in the period exceeds the advanced consideration by the customer ADSE recognizes a contract asset. The contract assets are transferred to receivables when the rights become unconditional. This usually occurs when ADSE delivers the product ordered.

Contract liabilities mainly relate to the advanced consideration received from customers in advance to the delivery of the product and may include separate performance obligations for extended warranties. ADSE develops and produces specific solutions for its customer which causes the orders to have a certain delivery time. Contract liabilities will be recognized as revenue when the contract ends at the latest, which is generally expected to occur no longer than one year. However, the contract balance may change between contract asset and contract liability depending on whether ADSE or the customer is behind with performance.

The increase in cash received excluding amounts recognized at the beginning of the period and revenue recognized that was included in the contract liability balance at the beginning of the period amount to:

kEUR	Dec. 31, 2022	Dec. 31, 2021
Contract liabilities	23,721	6,340
Revenue recognized that was included in the contract liability balance at the beginning of the period	465	2,616
Increases due to cash received, excluding amounts recognized at the beginning of the period	17,846	224

There are no incremental costs to obtain or fulfil a contract with a customer, which would have to be recognized as an asset. Furthermore, contracts with customers do not contain a significant financing component.

In the financial year 2022 revenue from contracts with customers in an amount of kEUR 8,879 (2021: kEUR 2,721, 2020: kEUR 3,325) is recognized at a point in time under bill-and-hold arrangements.

Performance obligations and revenue recognition policies

Revenue is measured based on the consideration specified in the contract with a customer. ADSE generally recognizes revenue when it transfers control over a good to a customer.

The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms, and the related revenue recognition policies:

Type of product	Nature and timing of satisfaction of performance obligation, including significant payment terms	Revenue recognition under IFRS 15
Charging	The production of charging products may also include the customer-specific development of the goods for the customer. Because there is a high dependency between the development and the production performance these are seen as one single performance obligation according to IFRS 15.

Invoices are issued according to contractual terms and are usually payable within 30 days.	Revenue (and associated costs) for the sale of charging products is typically recognized at a point in time. Some contracts are also recognized over time (e.g., customer-specific products with no alternative use).

For those contracts recognized over time, progress of completion is based on either delivery of goods to the customer’s premises or on the input-based cost-to-cost method.

Advances received are included in contract liabilities.
Commercial and industrial	Customers obtain control of the product when the goods are delivered to the customer’s premises. Invoices are generated and revenue is recognized at that point in time.

Invoices are usually payable within 30 days.	Revenue is typically recognized when the product has been delivered to the customer’s premises at a point in time. Some contracts are also recognized over time (e.g., customer-specific products with no alternative use). For those contracts recognized over time, progress of completion is based on either delivery of goods to the customer’s premises or on the input-based cost-to-cost method.

Advances received are included in contract liabilities.
Residential	Customers obtain control of the small storage solution products when the goods are delivered to the customer’s premises. Invoices are generated and revenue is recognized at that point in time.

	Invoices are usually payable within 30 days.	Revenue is recognized when the product has been delivered to the customer’s premises at a point in time.
Service and others	Service and other include service obligations such as repair and maintenance and replacement parts. Invoices for these services are usually payable within 30 days.

Invoices for replacement parts are issued at the point in time of the delivery of the good and usually payable within 30 days. The invoices for software solutions are issued when the license is ordered by the customer and are usually payable within 30 days.	Revenue for software solutions are recognized at a point in time ADSE gives its customer a right-of-use according to IFRS 15.B56.

One-time revenues from replacement parts are also recognized at the point in time of the provided service or once the replacement part is delivered.

Revenue for repair and maintenance are recognized as the services are provided. The stage of completion for determining the amount of revenue to recognize is assessed based on the work performed.

4.1.2	Functional costs

Cost of goods sold

Cost of goods sold include the following:

kEUR	2022	2021	2020
Cost of materials	23,554	26,433	38,100
Personnel expenses	3,388	3,097	2,819
Depreciation and amortization	3,517	3,103	1,515
Other expenses	445	2,677	3,114
Total	30,904	35,310	45,548

The decrease in cost of goods sold is the result of sales decline. The increase in personnel expenses is based on an increase of employees within the financial year. The increase in the depreciation and amortization within the costs of goods sold is the result of the capitalization and amortization of internally generated intangible assets, right-of-use assets as well as items of property, plant, and equipment.

Selling, general and administrative expenses

Selling, general and administrative expenses include the following:

kEUR	2022	2021	2020
Legal and consulting fees	3,779	4,450	767
Personnel expenses	14,359	3,911	2,927
Administration fee	3,412	2,963	2,474
Marketing costs	1,925	476	133
Depreciation and amortization	631	227	44
Insurance expenses	2,365	26	27
Other expenses	4,847	1,268	1,198
Total	31,319	13,321	7,570

As of December 31, 2022, personnel expenses include expenses for stock compensation of kEUR 2,770 (December 31, 2021: kEUR 10, December 31, 2020: kEUR 0). In addition, the increase of personnel expenses in the financial year 2022 is based on an increase of employees and expanding operating activities of ADSE.

Other expenses primarily consist of expenses for general warranties, travel costs and outbound freight.

Research and development expenses

Research and not capitalized development expenses amount to kEUR 1,701 (2021: kEUR 2,012, 2020: kEUR 749). They comprise wages and salaries and material expenses.

ADSE has capitalized development cost in total of kEUR 7,406 (2021: 3,904, 2020: kEUR 5,470). Amortization of development cost amounts to kEUR 2,458 (2021: kEUR 2,249, 2020: kEUR 647).

As of December 31, 2021, and December 31, 2020, cost refunds for research and development expenses relating to government grants are presented as other operating income in the amount of kEUR 174 and kEUR 119, respectively (see note 4.1.3). As of December 31, 2022, cost refunds in the amount of kEUR 492 are reclassified and presented as reduction of research and development expenses.

Cost refunds are related to government grants received. ADSE has received ten government grants as of the reporting date. As of the reporting date such received government grants amount to 4,615 (December 31, 2021: kEUR 4,381, December 31, 2020: kEUR 4,282). As of the reporting date, a total of kEUR 354 (December 31, 2021: kEUR 96, December 31, 2020: kEUR 13) of the grants had not yet been paid to ADSE. This amount is recognized as a receivable at the reporting date. All the grants received were awarded to cover only research expenses. The research projects to which the grants relate essentially comprise research in the fields of electromobility, batteries and energy storage systems, emission-free systems, and energy supply of the future.

4.1.3	Other operating income

Other operating income includes the following:

kEUR	2022	2021	2020
Income from subsequent payments	408	75	44
Income from utilization of provisions	-	-	58
Income from reversal of provisions	913	1,517	233
Cost refunds	-	174	119
Income from compensation	1,016	2,537	61
Income from reduction of credit loss	-	-	17
Other	47	233	8
Total	2,383	4,538	541

Income from compensation relates to financial compensation received from insurance companies and other parties from non-recurring events.

As of December 31, 2021, and December 31, 2020, cost refunds for research and development expenses relating to government grants are presented as other operating income in the amount of kEUR 174 and kEUR 119, respectively. As of December 31, 2022, cost refunds in the amount of kEUR 492 are reclassified and presented as reduction of research and development expenses (see note 4.1.2).

4.1.4	Other operating expense

Other operating expense includes the following:

kEUR	2022	2021	2020
Warranties	-	5,253	1,976
Expenses from disposal of assets	1	36	70
Expenses due to subsequent events	11	5	27
Exchange rate losses	1,007	-	-
Other expenses	64	66	46
Compensation	-	42	105
Total	1,084	5,402	2,224

Other expenses decreased from the year ended December 31, 2021, to December 31, 2022, primarily due to forming a special warranty provision in 2021.

Exchange rate losses are based on the volatility of the EUR/USD exchange rate in the course of the financial year 2022.

4.1.5	Finance result

The finance income and finance costs recognized in profit or loss are as follows:

kEUR	2022	2021	2020
Finance income from remeasurement of warrant liabilities	10,329	-	-
Foreign currency gains	9,928	-	-
Income from other interest and similar income	259	47	-
Finance income	20,515	47	-
Interest expense from bank loans	-17	-296	-1,621
Foreign exchange losses	-	-264	-
Interest expense from related party loans	-2	-1,995	-261
Interest expense from leasing	-122	-89	-78
Interest expense from guarantee commissions	-246	-177	-37
Other interest expense	-40	-13	-137
Finance expenses	-427	-2,835	-2,135
Share listing expense	-	-65,796	-
Net finance result	20,089	-68,583	-2,135

As of December 31, 2022, finance income from remeasurement of warrant liabilities consists of amounts recognized as part of the remeasurement of fair value of public and private warrant liabilities (kEUR 10,329, December 31, 2021: kEUR 0, December 31, 2020: kEUR 0). Foreign currency gains in the amount of kEUR 9,928 result from the FX valuation of USD bank accounts and similar items.

4.1.6	Share listing expense

As described in note 1.3, the merger between EUSG II (successor of EUSG) and the Company resulted in recognition of the share listing expense in 2021. Share listing expense includes the IFRS 2 listing expenses and other transaction related costs.

The IFRS 2 share listing expense represents a non-cash expense in accordance with IFRS 2. Any excess of the fair value of the Company’s ordinary shares issued to EUSG shareholders over the fair value of EUSG’s identifiable net assets acquired represents compensation for services (share listing expense) and is expensed as incurred. The IFRS 2 share listing expense is calculated using the following parameters:

●	The fair value per the Company’s share is set at USD 9.77 which equals the share price of EUSG as of December 22, 2021. On that date each remaining EUSG ordinary share after redemptions was cancelled in exchange for an ordinary share of the Company. Therefore, given the 1:1 share exchange ratio, it is assumed that the fair value of one share of the Company equals the fair value of an EUSG share.

●	Net assets of EUSG were calculated as of December 22, 2021, i.e. including net cash proceeds from EUSG IPO after redemptions.

●	Share listing expense is calculated in USD given that EUSG functional currency is USD and EUSG share price is in USD. The resulting share listing expense is converted to EUR using the spot rate as of December 22, 2021.

Applying the aforementioned parameters, the share listing expense is calculated as follows:

kEUR
Fair value of 8,524,565 ordinary shares (including 3,593,750 founder shares) at €8.64 per share	73,697
Fair value of 4,375,000 private warrants at EUR 1.17 per warrant	5,110
Fair value of 7,187,500 public warrants at EUR 1.05 per warrant	7,568
Net liability of EUSG at business combination	423
Total value of consideration	86,799
Proceeds received post business combination EUSG assets (cash)	-43,107
Listing expenses total (cash)	22,105
Total share listing expense	65,796

Other transaction-related costs include fees paid to consultants, banks, auditors, and other necessary expenses incurred in relation with obtaining the listing on the NASDAQ.

4.1.7	Income taxes

The tax benefit / (expenses) include current and deferred taxes. Current taxes and deferred taxes are reported in profit or loss, except for the extent to which they are reported directly in equity or in the other operating income.

kEUR	2022	2021	2020
Current year	-190	-	-
Changes in estimates related to prior years	-	-	-
Current tax expense	-190	-	-
Origination and reversal of temporary differences	-3,453	-1,033	112
Recognition of previously unrecognized (derecognition of previously recognized) tax losses	1,071	620	-67
Recognition of previously unrecognized (derecognition of previously recognized) deductible temporary differences	-	-	-
Deferred tax (expense) income	-2,382	-413	45
Total	-2,572	-413	45

Reconciliation of the effective tax rate

The entity’s tax rate of 29,48% combines a corporate tax rate of 15%, a solidarity surcharge thereon of 5.5% and a trade tax rate of 13,65%.

kEUR	2022	2021	2020
Profit (loss) before tax	-16,335	-87,227	-10,325
Tax using the Company's domestic tax rate	4,815	25,710	3,043
Tax effect of:	-	-	-
Difference in tax rates	-525	-10,516	-
Non-deductible expenses	-130	-582	-30
Non-taxable income	344	-	-
Additions for tax purposes	-84	-	-
Non-recognition of deferred taxes on losses	-6,738	-7,319	-2,968
True up on deferred taxes from prior year	527	-	-
Permanent differences	-795	-7,736	-
Others	14	30	-
Taxes on income	-2,572	-413	45

Unrecognized deferred tax assets

Deferred tax assets have not been recognized for tax loss carryforwards:

kEUR	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax loss carryforwards	82,796	55,352	32,936

All tax losses carried forward have no date of expiry.

Movement in deferred taxes

Deferred tax balances developed as follows:

kEUR	DTA	DTL	Dec. 31, 2022	DTA	DTL	Dec. 31, 2021
Intangible assets	-	5,994	-5,994	-	4,536	-4,536
Right-of-use assets	-	955	-955	-	586	-586
Inventories	663	2,674	-2,011	-	1,199	-1,199
Contract assets	-	47	-47	-	287	-287
Trade and other receivables	514	876	-362	-	72	-72
Other assets	-	150	-150	-	-	-
Lease liabilities	988	-	988	609	-	609
Trade and other payables	-	408	-408	-	303	-303
Contract liabilities	3,627	-	3,627	1,807	-	1,807
Other provisions	61	267	-206	-	80	-80
Warrant liabilities	-	2,582	-2,582	-	-	-
Tax loss carryforwards	3,859	-	3,859	2,788	-	2,788
Netting	-9,712	-9,712	-	-5,204	-5,204	-
Total	-	4,241	-4,241	-	1,859	-1,859

Deferred tax assets and liabilities are offset according to the requirements of IAS 12.74.

The movement of all deferred tax positions is recognized in the P&L as no deferred taxes exist which are related to transaction in equity or OCI.

4.1.8	Earnings per share

Basic earnings per share (EPS) is calculated by dividing the profit for the year attributable to ordinary equity holders of the ADSE Holdco by the weighted average number of ordinary shares outstanding during the reporting period.

ADSE Holdco is a public limited company, which allots shares of the entity to its shareholders.

Earnings per share (basic) and earnings per share (diluted) are calculated based on the earnings attributable to ADSE Holdco shareholders. For the periods included in these financial statements ADSE was loss-making in all periods. Restricted stock units have been included in the calculation of diluted weighted average number of shares outstanding. These restricted stock units could potentially dilute basic earnings per share in the future.

The loss attributable to the shareholders of ADS-TEC Energy (basic and diluted) amount to kEUR 18,906 (2021: kEUR 87,640, 2020: kEUR 10,280). The weighted average number of interests in circulation amounts to 48,809 (basic) and 49,005 (diluted) (2021: 25,344, 2020: 32) (in k units).

Earnings per share	2022	2021	2020
Profit/loss for the period (attributable to shareholders of the parent) (kEUR)	-18,906	-87,640	-10,280
Weighted average number of ordinary shares outstanding (in k units) (basic)	48,809	25,344	32
Weighted average number of ordinary shares outstanding (in k units) (diluted)	49,005	25,344	32
Basic loss per share (€)	-0.39	-3.46	-320.86
Diluted loss per share (€)	-0.39	-3.46	-320.86

The significant change in basic and diluted loss per share in the financial year 2021 results from the issue of a significant number of new shares as a part of the business combination (ADSE) formed on December 22, 2021. For the year ended December 31, 2021, the share for share exchange of ADSE GM shareholders that took place as part of the business combination was retrospectively applied to calculate the weighted-average number of shares outstanding. In effect, 32,039 shares of ADSE GM have been converted to 24,683,333 ordinary shares of ADSE HoldCo as of January 01, 2021, in the calculation of weighted-average number of shares outstanding for 2021. For more details about the business combination and the issued shares, please refer to section 1.3.

4.2	Statements of financial position

4.2.1	Intangible assets

The development of intangible assets is shown below:

kEUR	Internally generated assets	Software	Total
Cost
As of Jan. 01, 2021	15,896	237	16,133
Additions	3,904	105	4,009
Disposals	-	-	-
As of Dec. 31, 2021	19,801	342	20,142
Additions	7,406	180	7,586
Disposals	-	-6	-6
As of Dec. 31, 2022	27,207	516	27,722

kEUR	Internally generated assets	Software	Total
Amortization
As of Jan. 01, 2021	-647	-150	-797
Additions	-2,250	-58	-2,308
As of Dec. 31, 2021	-2,897	-208	-3,104
Additions	-2,458	-107	-2,565
Disposals	-	6	6
As of Dec. 31, 2022	-5,355	-309	-5,664

kEUR	Internally generated assets	Software	Total
Carrying amounts
As of Jan. 01, 2021	15,249	88	15,337
As of Dec. 31, 2021	16,904	134	17,038
As of Dec. 31, 2022	21,852	207	22,059

The internally generated intangible assets primarily relate to the capitalized costs of ADSE ’s development of pioneering technologies, for which ADSE intends to enable itself on the market as a provider of advanced system solutions in the fields of energy storage, battery technology and electromobility. The intangible assets are amortized according to their useful life and the amortization is presented in costs of goods sold.

Intangible assets that are material to ADSE’s consolidated financial statements include development activities relating to the development of ChargeBox (CBX), a customer specific ChargeBox (DC-CBX) and ChargePost (CPT). Development activities for CBX and DC-CBX were capitalized in the financial years 2020, 2019 and 2018 and have a remaining useful life of five years. As of the reporting date, the carrying amount of CBX amounts to kEUR 4,580 (December 31, 2021: kEUR 5,552) and of DC-CBX amount to kEUR 6,021 (December 31, 2021: 7,298). As of the reporting date, the carrying amount of CPT amounts to kEUR 8,334 (December 31, 2021: kEUR 2,204).

4.2.2	Leases

As of December 31, 2022, ADSE leases two warehouse property and one real property in Germany, one warehouse and production property in the United States of America as well as 19 vehicles. The lease terms run from 1 year up to 10 years. ADSE does not have the option to purchase the assets at the end of the contract term.

Some property leases contain an extension option. If ADSE intends to use the option, this was already considered in the lease term of the lease agreement.

When measuring lease liabilities, ADSE discounted lease payments using its incremental borrowing rate ranging from 9,03% to 3,55%. For the calculation of the incremental borrowing rates, European triple A bonds were used as the basis and adjusted for a risk premium corresponding to the external borrowing rates (credit spread).

The development of right-of-use assets is shown below:

kEUR	Property	Vehicles	Total
Right-of-use assets
As of Jan. 01, 2021	2,346	158	2,503
Depreciation charge for the year	501	93	595
Additions to right-of-use assets	-	79	79
As of Dec. 31, 2021	1,844	143	1,988
Depreciation charge for the year	622	116	739
Additions to right-of-use assets	1,912	205	2,117
As of Dec. 31, 2022	3,134	232	3,366

For leases with short-term contracts of up to one year and low-value assets, ADSE has elected not to recognize right-of-use-assets and lease liabilities. In all periods there were no material expenses for short-term leases and low-value assets.

There are no material expenses relating to variable lease payments in the measurement of lease liabilities.

ADSE did not enter into any sublease agreements.

In 2022, a total cash outflow for leases in the amount of kEUR 828 (2021: kEUR 569; 2020: kEUR 454) was recognized.

The amounts recognized in profit or loss are shown below:

kEUR	2022	2021	2020
Amounts recognized in profit or loss
Interest on lease liabilities	122	89	78
Expenses relating to short-term leases	50	2	10
Expenses relating to leases of low-value assets, excluding short-term leases of low value assets	13	7	-
Amounts recognized in the statement of cash flows
Total cash outflow of leases	828	569	454

4.2.3	Property, plant, and equipment

The development of fixed assets is shown below:

kEUR	Property, plant and equipment	Construction in progress	Total
Cost
As of Jan. 01, 2021	3,237	92	3,329
Additions	1,494	82	1,576
Disposals	-95	-	-95
Reclassification	92	-92	-
As of Dec. 31, 2021	4,728	82	4,810
Additions	2,945	539	3,484
Disposals	-136	-	-136
Reclassification	94	-94	-
As of Dec. 31, 2022	7,631	527	8,158

kEUR	Property, plant and equipment	Construction in progress	Total
Depreciation
As of Jan. 01, 2021	-1,310	-	-1,310
Depreciation	-582	-	-582
Disposals	40	-	40
As of Dec. 31, 2021	-1,852	-	-1,852
Depreciation	-1,032	-	-1,032
Disposals	116	-	116
As of Dec. 31, 2022	-2,768	-	-2,768

kEUR	Property, plant and equipment	Construction in progress	Total
Carrying amounts
As of Jan. 01, 2021	1,927	92	2,019
As of Dec. 31, 2021	2,876	82	2,958
As of Dec. 31, 2022	4,863	527	5,389

4.2.4	Other investments and other assets

Other investments and other assets include the following:

kEUR	Dec. 31, 2022	Dec. 31, 2021
Other investments	3,199	1,944
Other assets	174	140
Total	3,373	2,084

Other investments include a convertible loan granted to a customer by ADSE on April 01, 2022, in the amount of kEUR 5,000 with main purpose of funding the purchase of ADSE’s products. The loan has an interest rate of 6% p.a. and is due by March 31, 2027. As of December 31, 2022, kEUR 3,221 (December 31, 2021: kEUR 1,944) of the loan balance has been drawn and has incurred an accrued interest of kEUR 63 (December 31, 2021: kEUR 0). Additionally, an expected credit loss of kEUR 85 (December 31, 2021: kEUR 0) has been recorded, resulting in the carrying amount of kEUR 3,199 (December 31, 2021: kEUR 1,944).

Other assets include a deposit for a rental building amounting to kEUR 137 (December 31, 2021: kEUR 102) and a cash deposit at the Swiss tax office amounting to kEUR 37 (December 31, 2021: kEUR 37).

4.2.5	Inventories

Inventories include the following:

kEUR	Dec. 31, 2022	Dec. 31, 2021
Finished goods	16,804	5,074
Trading goods	1,474	257
Work in progress	3,912	2,117
Raw materials	36,766	11,511
Total	58,956	18,959

kEUR	Dec. 31, 2022	Dec. 31, 2021
Write-downs finished goods	-206	-104
Write-downs work in progress	-502	-474
Write-downs raw materials	-5,111	-5,319
Total	-5,819	-5,896

In 2022, the Company made certain classification and presentation changes within several components of inventories, including additional write-downs based on updated forecasted usage and sales. The Company determined that this change better reflects how management views and operates the business. Reclassifications of the comparative prior year 2021 amounts have been made to conform to the current presentation.

4.2.6	Trade and other receivables and contract assets

Trade and other receivables include the following:

kEUR	Dec. 31, 2022	Dec. 31, 2021
Trade receivables	13,897	7,424
Other receivables financial	925	141
Other receivables non-financial	2,169	2,825
Deferred expenses and accrued income	678	917
Total	17,670	11,308

As of the reporting date, non-financial other receivables mainly include advance payments made (December 31, 2022: kEUR 2,113, December 31, 2021: kEUR 656) and VAT claims (December 31, 2022: kEUR 1, December 31, 2021: kEUR 2,751).

4.2.7	Cash and cash equivalents

Cash and cash equivalents include the following:

kEUR	Dec. 31, 2022	Dec. 31, 2021
Cash	1	1
Cash at banks	34,440	101,812
Total	34,441	101,813

The cash and cash equivalents presented in the statement of cash flows comprise all cash reported in the statements of financial position.

As of December 31, 2022, cash at banks includes restricted cash of kEUR 12,042 (December 31, 2021: kEUR 0).

4.2.8	Equity

The changes in the various components of equity from January 01, 2020 through December 31, 2022 are shown in ADSE’s statements of changes in equity.

As described in note 1.3, ADSE Holdco was founded on July 26, 2021. On December 22, 2021, EUSG merged with EUSG II and EUSG II merged with ADSE Holdco with ADSE Holdco being the surviving entity. The shareholders of EUSG II (formerly EUSG), who decided not to redeem their shares, received 4,870,815 shares in ADSE Holdco with a nominal value of USD 0.0001 resulting in share capital of EUR 431. To effectuate the merger of ADSE Holdco with ADSE GM additional 24,683,333 were issued to the equity holders of ADSE GM with a nominal value of USD 0.0001 resulting in an increase of share capital by EUR 2,184. As part of the PIPE investment additional 15.6 million shares with a nominal value of USD 0.0001 were issued resulting in an increase in share capital by EUR 1,380. As of December 31, 2021, following the merger and capital reorganization ADSE Holdco had 48,807,898 shares in issue.

Following the merger with ADSE GM in 2021, which is accounted for as a capital reorganization, the subscribed capital of ADSE GM amounting to EUR 32,039 was reclassified to capital reserves. As part of the capital reorganization, accumulated losses and public warrant liability of EUSG amounting to EUR 16.8 million were deducted from capital reserves. Furthermore, capital reserves include EUR 43.1 million additional paid-in capital for the remaining 4,870,815 EUSG shares after redemptions and the excess of fair value of issued shares over net assets assumed as part of the merger amounting to EUR 58.5 million. Capital reserves are reduced by transaction costs amounting to EUR 11.0 million and payments for acquisition of a shareholding of an existing ADSE GM shareholder amounting to EUR 20 million. Moreover, the difference between the cash received and the nominal value of 15.6 million shares issued to the PIPE investors amounting to EUR 138.0 million is recorded within capital reserves.

The development of shares outstanding and shares in issue from January 01, 2020, to December 31, 2022, is shown in the table below. As of December 21, 2021, as part of the share for share exchange 32,039 shares of ADSE GM shareholder have been converted to 24,683,333 ordinary shares of ADSE Holdco.

in k units	2022	2021	2020
In issue as of Jan. 01	48,808	32	32
Share for share exchange	-	24,651	-
Business combination	-	24,125	-
Stock compensation	69	-	-
Outstanding as of Dec. 31	48,877	48,808	32
Treasury shares	28	-	-
In issue and outstanding as of Dec. 31	48,905	48,808	32

For the year ended December 31, 2021, the opening balance of retained earnings contains retained earnings of the ADSE GM (accounting predecessor).

The result for the period contains consolidated losses of ADSE.

As of December 31, 2022, other equity consists of currency translation reserves on translation of ADSE US from its functional currency (USD) to the presentation currency of ADSE (EUR). As of December 31, 2021, other equity consists of currency translation reserves on translation of EUSG from its functional currency (USD) to the presentation currency of ADSE (EUR) upon the merger with ADSE Holdco and on the translation of ADSE US.

As of December 31, 2022, the share capital amounts to kEUR 4 (December 31, 2021: kEUR 4, December 31, 2020: kEUR 32) and is fully paid in.

Other reserves consist of accumulated earnings of the companies included in the financial statements and other equity.

kEUR	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share capital	4	4	32
Capital reserves	216,815	214,100	20,950
Other equity	45	-2	-
Retained earnings	-117,211	-29,570	-19,291
Profit/Loss	-18,906	-87,640	-10,280
Equity attributable to shareholders of ADSE	80,747	96,892	-8,589
Total	80,747	96,892	-8,589

4.2.9	Warrant liabilities

As of December 31, 2022, warrant liabilities amounting to kEUR 2,439 (December 31, 2021: kEUR 12,767) relate to 7,187,500 public warrants, 4,375,000 private warrants including 100,000 lender warrants in issue. In comparison to December 31, 2021, there have been no changes in the amount of warrants issued.

6,250,000 public warrants were issued as part of the EUSG units in the IPO to the public shareholders on January 26, 2021. Each EUSG unit contained one share and one-half warrant. Additional 937,500 warrants were issued as part of the overallotment to the underwriters.

4,375,000 private warrants were issued by EUSG to EUSG Sponsor and the underwriters. Lender warrants were issued in lieu of a repayment of a promissory note and are accounted for as private warrants.

Each warrant gives the holder the right to acquire one ordinary share in the Company at an exercise price of USD 11.50 per share, subject to adjustment. Both public and private warrants may be exercised until December 22, 2026.

Until expiration, and if the Company’s share price equals or exceeds USD 18.00 for any 20 trading days within a 30-trading day period, the Company may elect to redeem public warrants at a price of USD 0.01 per warrant. Private warrants are not redeemable by the Company, they may be exercised for cash or on a cashless basis at the holder’s option as long as they are held by the initial holders or their affiliates.

As described in the Note 1.3, on the merger of EUSG with EUSG II and ultimately with ADSE Holdco in 2021, each EUSG public and private warrant was converted into one ADSE Holdco public and private placement warrant respectively under the same terms as EUSG warrants. Upon the merger it is assessed that the EUSG public and private warrants were assumed as a liability as part of the acquisition. Therefore, the Company’s warrants issued to replace EUSG warrants are accounted as a liability at fair value through profit and loss.

Public warrants are measured at fair value through profit or loss with reference to their quoted market price on NASDAQ (Level 1 – Fair value hierarchy under IFRS 13).

The market prices for private warrants are not observable as these are not actively traded. Their fair value is determined by applying Black-Scholes option pricing model with the following inputs corroborated with observable market data (Level 2 – Fair value hierarchy under IFRS 13):

Input	Dec. 31, 2022	Dec. 31, 2021	Reference
Spot price	USD 3.12	USD 9.13	1
Strike price	USD 11.50	USD 11.50	2
Expected term (years)	3.98	4.98	3
Risk free rate	4.11%	1.26%	4
Dividend yield	0.00%	0.00%	5
Annual volatility	46.94%	23.40%	6

1.	Equal to the observed price of the common shares,
2.	Warrant strike price,
3.	Calculated as the time period between the end of the reporting period and the warrants expiration date (December 22, 2026),
4.	Interpolated 3.98-year (December 31, 2021: 4.98) constant maturity US treasury rates,
5.	Assumed dividend yield of 0%,
6.	Implied volatility observed through the public warrants traded price.

4.2.10	Trade and other payables

Trade and other payables include the following:

kEUR	Dec. 31, 2022	Dec. 31, 2021
Trade payables	10,012	6,643
Trade payables due to related parties	1,821	2,980
Accrued expenses	1,898	1,194
Other payables financial	153	476
Other payables non-financial	1,967	2,865
Total	15,852	14,159

Trade payables mainly consist of trade accounts payable and accruals for outstanding invoices.

Trade payables due to related parties among others consist of a liability to ads-tec Industrial IT GmbH in the amount of kEUR 1,230 (December 31, 2021: kEUR 12), to ads-tec Administration GmbH in the amount of kEUR 505 (December 31, 2021: kEUR 838), to ads-tec Dresden GmbH in the amount of kEUR 28 (December 31, 2021: kEUR 1,199) and to ads-tec Engineering GmbH in the amount of kEUR 45 (December 31, 2021: 393).

For information about ADSE’s exposure to liquidity risks please refer to note 4.5.2.2.

4.2.11	Provisions

The development of provisions is shown below:

kEUR	Warranties	Onerous contracts	Archiving costs	Miscellaneous provisions	Total
As of Jan. 01, 2021	3,143	20	14	331	3,508
Added	7,717	0	4	633	8,354
Utilized	705	9	3	36	752
Reversal	1,490	0	-	-	1,490
As of Dec. 31, 2021	8,664	11	16	929	9,620

Date of maturity
Current	1,673	11	16	482	2,182
Non-current	6,991	-	-	447	7,438
Total	8,664	11	16	929	9,620

kEUR	Warranties	Onerous contracts	Archiving costs	Miscellaneous provisions	Total
As of Jan. 01, 2022	8,664	11	16	929	9,620
Added	1,571	-	0	158	1,729
Utilized	-1,523	-	-	-534	-2,057
Reversal	-469	-	-	-47	-517
As of Dec. 31, 2022	8,244	11	16	505	8,775

Date of maturity
Current	2,030	11	16	-	2,056
Non-current	6,214	-	-	505	6,719
Total	8,244	11	16	505	8,775

There are no pension commitments or similar obligations.

ADSE provides warranties for general repairs of defects that existed at the time of sale, as required by law. Provisions related to these assurance-type warranties are recognized when the product is sold, or the service is provided to the customer. Initial recognition is based on historical experience. The estimate of warranty-related costs is revised annually. In general warranty provisions are covering the expected warranties from the customers.

If ADSE has a contract that is onerous, the present obligation under the contract is recognized and measured as a provision. However, before a separate provision for an onerous contract is established, ADSE recognizes any impairment loss that has occurred on assets dedicated to that contract.

Despite the changing environment of interest rates, no significant effect from unwinding of the discount on non-current provisions was identified.

4.2.12	Loans and borrowings

As of the reporting date, loans and borrowings amount to kEUR 0.

As of December 31, 2021 loans and borrowings included a secured bank loan with varying use amounting to kEUR 7,522 which was secured over the security assignment of trade receivables and inventories with its total amount of kEUR 7,522. The interest rate was 5.96%.

During the financial year 2021, loans given to ADSE GM in prior year by its equity holders Bosch and ADSH amounting to EUR 25.3 million were assumed by the Company. During 2021, ADSE GM obtained additional EUR 17.9 million loans from Bosch and ADSH. As part of the merger, all aforementioned loans were assumed by ADSE Holdco and were converted into equity investment in ADSE GM. As of December 31, 2021, ADSE repaid all outstanding loans to shareholders.

4.2.13	Financial instruments

The following table provides the carrying amounts and fair values of all financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and liabilities not measured at fair value if the carrying amount is a reasonable approximation of the fair value. Further, the fair value disclosure of lease liabilities is also not required.

kEUR		Fair Value Hierarchy	Book value Dec. 31, 2022	Fair Value Dec. 31, 2022	Book value Dec. 31, 2021	Fair Value Dec. 31, 2021
Assets
Cash and cash equivalents	At amortized cost	3	34,441	34,441	101,813	101,813
Trade receivables (short term)	At amortized cost	3	13,897	13,897	7,424	7,424
Other investments	At amortized cost	3	3,199	3,199	1,944	1,944
Other financial receivables (short term)	At amortized cost	3	921	921	141	141
Other financial receivables (long term)	At amortized cost	3	4	4	4	4
Total			52,462	52,462	111,326	111,326

Liabilities
Warrant liabilities - private	Fair value through P&L	2	1,091	1,091	5,215	5,215
Warrant liabilities - public	Fair value through P&L	1	1,348	1,348	7,552	7,552
Loans and borrowings (short term)	At amortized cost	3	-	-	7,522	7,522
Trade payables (short term)	At amortized cost	3	10,012	10,012	6,265	6,265
Trade payables due to related parties (short term)	At amortized cost	3	1,821	1,821	2,980	2,980
Lease liabilities (long term)	At amortized cost	3	2,635	-	1,537	-
Lease liabilities (short term)	At amortized cost	3	842	-	528	-
Other payables financial (short term)	At amortized cost	3	153	153	476	476
Total			17,902	14,425	32,076	30,010

Changes in fair value of warrants as well as interest income and expense on loans and borrowings and leases are included in financial result in the statement of profit or loss.

If reclassifications to other levels of the measurement hierarchy are necessary, they are made at the end of the fiscal year in which the event that necessitates the reclassification occurs. There were no reclassifications for all periods.

Net gains arising from receipts on trade receivables derecognized in prior years are virtually equal to losses on derecognition of trade receivables in current year.

4.2.14	Contingent liabilities and contingent assets

Contingent liabilities are possible obligations that arise from past events and whose existence will be confirmed only by the occurrence of one or more uncertain future events that are outside the control of ADSE. Furthermore, present obligations are contingent liabilities if it is not probable that an outflow of resources will be required to settle the obligation and/or the amount of the obligation cannot be estimated with sufficient reliability.

Contingent assets are possible assets that arise from past events and whose existence will be confirmed only by the occurrence or non- occurrence of one or more uncertain future events that are outside the control of ADSE.

As of the balance sheet date no contingent liabilities and no contingent assets exist.

4.3	Share-based payments

Restricted stock units program

In 2021, an Incentive Plan was implemented which allows ADSE to grant restricted stock units (RSUs) for members of the management and members of the board of directors. The participants shall receive a number of shares of common stock that correspond to the number of RSUs that have become vested on the applicable vesting date.

The RSUs granted for the initial SPAC grant promised have a vesting period of four years while the RSUs granted under the director’s compensation have a vesting period of one year. In case of a bad leaver all claims to the RSUs become void.

The grant of RSUs is a share-based payment according to IFRS 2, because the participants will become entitled to a future remuneration, which is based on real equity instruments. ADSE has no choice to settle the transaction in cash and must settle with equity instruments. Therefore, the grant of RSUs is classified as equity-settled share-based payment according to IFRS 2.

The valuation of the RSUs is based on the share price of ADSE Holdco minus the nominal value of the share on grant date. No option pricing model was applied.

The RSUs were measured at the share price at grant date. For all 331,250 RSUs granted on March 04, 2022, the grant date fair value is USD 8.40. For 11,600 RSUs granted on March 31, 2022, to an external consultant, the grant date fair value is USD 8.62. The weighted-average fair value as of the measurement date is USD 8.41.

In 2021, the grants under share-based payment plans developed as follows:

Program	RSUs
Number of awards	187,500
Maximum term (years)	4
Awards outstanding at the beginning of the reporting period (January 01, 2021)	-
Awards granted in the reporting period	187,500
Awards forfeited in the reporting period	-
Awards exercised in the reporting period	-
Awards expired in the reporting period	-
Awards outstanding at the end of the reporting period (December 31, 2021)	187,500
Awards exercisable at the end of the reporting period (December 31, 2021)	-

In 2022, the grants under share-based payment plans developed as follows:

Program	RSUs
Number of awards	342,850
Maximum term (years)	4
Awards outstanding at the beginning of the reporting period (January 01, 2022)	187,500
Awards granted in the reporting period	155,350
Awards forfeited in the reporting period	-50,000
Awards exercised in the reporting period	-96,873
Awards expired in the reporting period	-
Awards outstanding at the end of the reporting period (December 31, 2022)	195,977
Awards exercisable at the end of the reporting period (December 31, 2022)	-

The RSUs have no exercise price. The weighted average remaining contractual lifetime of the RSUs is 1.80 years.

When determining the expense recognition as of December 31, 2022, an average expected fluctuation of 0% p.a. was applied based on management estimates. The expected fluctuation for the remaining part of the respective vesting period will be adjusted on future reporting dates based on current information.

As of December 31, 2022, ADSE has recognized a gross increase in equity in the balance sheet of kEUR 1,370 (2021: kEUR 10) for share-based payments from RSUs. Additionally, for the financial year 2022, 27,609 (2021: 0) of the exercised RSUs are repurchased by ADSE as withholding of payroll taxes, causing a decrease in equity of kEUR 77 (2021: kEUR 0). This results in a net increase in equity in the balance sheet of kEUR 1,293 (2021: kEUR 10).The expense recognized for RSUs for the year ended December 31, 2022, amounts to kEUR 1,370 (2021: kEUR 10, 2020: kEUR 0).

Non-qualified stock options

Under the non-qualified stock option (NQSO) program, ADSE grants to the participant the right to acquire from ADSE the aggregate number of shares of common stock specified per share exercise price specified in the award agreement. Except for one NQSO agreement concluded under the director compensation, which will become exercisable after one year, and one NQSO agreement with a consultant, which has different vesting dates, all other options granted become exercisable according to a vesting schedule earliest after one year and latest after four years from the grant date. In case of a bad leaver-event all claims to the NQSO become forfeited. The options expire after ten years from the grant date.

For the financial year 2022, NQSO program developed as follows:

Program	NQSO
Number of awards	1,457,375
Maximum term (years)	4
Awards outstanding at the beginning of the reporting period (January 01, 2022)	-
Awards granted in the reporting period	1,457,375
Awards forfeited in the reporting period	-135,792
Awards exercised in the reporting period	-
Awards expired in the reporting period	-
Awards outstanding at the end of the reporting period (December 31, 2022)	1,321,583
Awards exercisable at the end of the reporting period (December 31, 2022)	77,100

The weighted average remaining contractual life of the NQSOs outstanding at the end of the period is 1.72 years.

The fair value at grant date is independently determined using a black-scholes model that takes into account the exercise price, the term of the option, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk-free interest rate for the term of the option.

Measurement of fair values as of March 31, 2022:

Measurement of fair values	4 years	3 years	2 years	1 year
Fair value at grant date in USD	5.02	4.52	3.87	2.26
Share price at grant date in USD	8.62	8.62	8.62	8.62
Exercise price in USD	8.62	8.62	8.62	8.62
Expected volatility in %	78.46%	80.26%	82.57%	65.97%
Expected life in years	4.00	3.00	2.00	1.00
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values as of July 18, 2022:

Measurement of fair values	3,7 years	2,7 years	1,7 years	0,7 years
Fair value at grant date in USD	3.91	3.44	2.67	1.63
Share price at grant date in USD	6.72	6.72	6.72	6.72
Exercise price in USD	6.72	6.72	6.72	6.72
Expected volatility in %	79.73%	80.53%	76.83%	71.97%
Expected life in years	3.70	2.70	1.70	0.70
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values as of November 29, 2022:

Measurement of fair values	3,34 years	2,34 years	1,34 years	0,33 years
Fair value at grant date in USD	2.99	2.60	1.73	0.80
Share price at grant date in USD	5.25	5.25	5.25	5.25
Exercise price in USD	5.25	5.25	5.25	5.25
Expected volatility in %	80.80%	82.10%	69.24%	64.72%
Expected life in years	3.34	2.34	1.34	0.33
Expected dividends in %	0.00	0.00	0.00	0.00

For the following grant date, vesting had already started with the start of employment of several employees in 2022. However, the formal grant date is January 24, 2023. Measurement of fair values as of January 24, 2023:

Measurement of fair values	3,18 years	2,18 years	1,18 years	0.18 years
Fair value at grant date in USD	1.84	1.48	1.00	0.35
Share price at grant date in USD	3.21	3.21	3.21	3.21
Exercise price in USD	3.21	3.21	3.21	3.21
Expected volatility in %	83.34%	77.63%	68.58%	62.02%
Expected life in years	3.18	2.18	1.18	0.18
Expected dividends in %	0.00	0.00	0.00	0.00

The expected price volatility is based on the historic volatility of peer group entities based on the remaining life of the options.

The individual programs with different terms and conditions were valued with corresponding term appropriate parameters for historical volatility and risk-free interest rate. The program granted to the consultant also has an exercise price of USD 10.

When determining the expense recognition as of December 31, 2022, an average expected fluctuation of 0% - 5% p.a. was applied based on management estimates. The expected fluctuation for the remaining part of the respective vesting period will be adjusted on future reporting dates based on current information.

As of December 31, 2022, ADSE has recognized an increase in equity in the balance sheet of kEUR 1,397 (December 31, 2021: kEUR 0) for the share-based payments from NQSOs. The expense recognized for NQSOs for the financial year 2022 amounts to kEUR 1,397 (December 31, 2021: kEUR 0).

4.4	Statements of cash flows

ADSE has elected to present cash flows from operating activities using the indirect method and has used the profit for the period as the starting point for presenting operating cash flows.

ADSE has classified cash payments for lease payments as financing activities.

The cash and cash equivalents presented in the statement of cash flows comprise all cash reported in the statements of financial position.

ADSE has elected to classify cash flows from interest paid as financing activities, cash flows from interest received and dividends received as investing activities, and cash flows from dividends paid as financing activities. However, dividends have neither been paid nor received in the reporting period.

The change in trade and other payable not attributable to investing or financing activities does not include change in the total amount of shareholder loans and corresponding accrued interest expenses from the shareholder loans, as those changes are presented in the separate line items proceeds from borrowings and shareholder contribution and loans and finance expense.

4.5	Capital and financial risk management

4.5.1	Capital management

Through the business combination between the Company and EUSG (refer to note 1.3), ADSE obtained cash proceeds from the EUSG IPO and subsequent PIPE investment as of December 22, 2021. Thereby, ADSE’s capital structure significantly changed with equity becoming the primary source of financing. Consequently, equity, and in particular, capital reserves, which contain share premium from IPO and PIPE investment, are managed as capital.

ADSE’s policy is to maintain a stable liquidity position to enable ADSE growth of market presence and investments into new technologies. Currently ADSE generates negative cash flows both from operating and investing activities. The management therefore closely monitors ADSE’s liquidity reserves as well as the expected cash flows from its operating activities.

A capital structure that optimizes capital costs of equity and debt is being targeted, thus ADSE monitors the liquidity ratio regularly.

4.5.2	Financial risk management

ADSE has exposure to the following risks arising from financial instruments:

●	Credit risk,

●	Liquidity risk, and

●	Market risk.

ADSE’s managing directors have overall responsibility for the establishment and oversight of ADSE’s risk management framework. The managing directors are also responsible for developing and monitoring its risk management policies.

ADSE’s risk management policies are established to identify and analyze the risks faced by ADSE, to set appropriate risk limits and controls and to monitor risks and adherence to limits. ADSE aims to maintain a disciplined and constructive control environment in which all employees understand their roles and obligations.

As of December 31, 2022, ADSE’s main financial liabilities include trade payables as well as lease liabilities. The primary purpose of these financial liabilities is to finance ADSE’s operations and provide guarantees to support its operations. ADSE is mainly exposed to liquidity risk as well as credit risk. The market risk, mainly including currency risk, interest rate risk, and equity risk is assessed as not negligible. However, ADSE does not have long term loans with variable interest rates. Furthermore, most of the business activities are concluded in the reporting currency Euro.

4.5.2.1	Credit risk

Credit risk is the risk of financial loss to ADSE if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from ADSE’s receivables from customers and contract assets.

The carrying amounts of financial assets and contract assets represent ADSE’s maximum credit exposure. ADSE monitors its credit risk regularly.

Impairment losses on financial assets recognized in profit or loss amounted to kEUR 224 in the financial year 2022 (2021: kEUR 171, 2020: kEUR 9).

Trade receivables, contract assets and other investments

ADSE’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, management also considers the factors that may influence the credit risk of its customer base, including the default risk associated with the industry and country in which customers operate.

For trade receivables, contract assets and other investments, ADSE applies the “simplified approach” and measures and accounts the loss allowance for its trade receivables at an amount equal to the lifetime expected credit losses. As there is a heterogeneous portfolio of customers separate probabilities of default rates are determined for each significant customer. The determination of probability of default is done by an external service provider that acts as an independent credit rating agency.

A write-off of the trade receivables, contract assets and other investments of individual customers within the simplified approach is applied if one or more events take place that have an influence on the customer’s credit rating. These events include payment delays, pending insolvency or concessions by the debtor due to payment difficulties. Trade receivables, contract assets and other investments are written off when there is no reasonable expectation of recovery.

kEUR	Dec. 31, 2022	Dec. 31, 2021
Trade receivables and contract assets arising from contracts with customers and other investments	19,847	13,782
thereof trade receivables	16,557	10,865
thereof contract assets	6	973
thereof other investments	3,284	1,944
Impairment loss on trade receivables and contract assets arising from contracts with customers and other investments	-256	-163
Total	19,591	13,619

In the following tables, loss allowances solely include specific valuation allowances and do not include expected credit losses on trade receivables.

kEUR	Weighted- average loss rate	Gross carrying amount	Loss allowance	Credit- impaired
Dec. 31, 2022
Current (not past due)	0.00%	13,224	-	-
1-30 days past due	0.00%	2,760	-	-
31-60 days past due	0.00%	185	-	-
61-90 days past due	0.00%	1	-	-
More than 90 days past due	15.28%	386	-59	-
Total		16,557	-59	-

kEUR	Weighted- average loss rate	Gross carrying amount	Loss allowance	Credit- impaired
Dec. 31, 2021
Current (not past due)	0.00%	8,902	-	-
1-30 days past due	0.00%	1,800	-	-
31-60 days past due	0.00%	51	-	-
61-90 days past due	0.00%	-	-	-
More than 90 days past due	51.79%	112	-58	-
Total		10,865	-58	-

The anomaly in the weighted-average loss rate relates to individual receivables only.

Other financial assets

ADSE considers the probability of default at the date of initial recognition of assets and the existence of a significant increase in the risk of default during all reporting periods. To assess whether the risk of default has increased significantly, ADSE compares the risk of default on the asset at the reporting date with the risk of default at the initial recognition. Available, appropriate, and reliable forward-looking information is considered. Indicators such as internal and external credit ratings as well as actual and expected significant changes in the debtor’s earnings situation are taken into account.

Cash and cash equivalents

Cash and cash equivalents are mainly cash at banks. ADSE regularly monitors the corresponding bank’s credit ratings. Due to the short investment period and the good credit rating of the banks ADSE considers that its cash and cash equivalents have low credit risk. Consequently, no impairment was recognized on cash and cash equivalents.

4.5.2.2	Liquidity risk

Liquidity risk is the risk that ADSE will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset.

ADSE aims to maintain the level of its cash and cash equivalents at an amount more than expected cash outflows on financial liabilities.

Exposure to liquidity risk

ADSE’s policy is to maintain sufficient cash and cash equivalents at all times to meet current and future obligations as they fall due. ADSE manages its liquidity by maintaining sufficient liquid assets.

Adverse developments in the capital markets could increase ADSE’s financing costs and limit its financial flexibility.

The following table shows the remaining contractual maturities of ADSE’s financial liabilities at the reporting date. The amounts are gross and undiscounted and include contractual interest payments:

kEUR	Total	Less than 1 year	1-5 years	More than 5 years
Balance as of Dec. 31, 2022
Secured bank loans	-	-	-	-
Lease liabilities	4,887	842	3,740	305
Trade payables	10,012	10,012	-	-
Trade payables due to related parties	1,821	1,821	-	-
Other payables	4,019	3,869	-	150
Total	20,740	16,544	3,740	455

kEUR	Total	Less than 1 year	1-5 years	More than 5 years
Balance as of Dec. 31, 2021
Secured bank loans	7,522	-	7,522	-
Lease liabilities	2,269	599	1,346	324
Trade payables	6,643	6,643	-	-
Trade payables due to related parties	2,980	2,980	-	-
Other payables	4,535	4,391	-	144
Total	23,950	14,613	8,869	468

ADSE’s current financial position with a cash level of kEUR 34,441 as of December 31, 2022 (December 31, 2021: kEUR 101,813) and no debt financing reduces the liquidity risks. However, ADSE is exposed to high liquidity risks if ADSE cannot manage to generate cash from its current inventories or cannot obtain additional financing.

In 2021, the bank credit line was tied to compliance with financial covenants, which if breached, gave right of termination without notice to the bank. Thus, ADSE was exposed to liquidity risks, if the financial covenants for the bank credit line were not met. In the course of the financial year 2022, all secured bank loans in the table above have been repaid. During the financial years 2022 and 2021 ADSE fulfilled all covenants.

4.5.2.3	Market risk

Market risk

Market risk is the risk that changes in market prices – e.g. foreign exchange rates, interest rates and equity prices – will affect ADSE’s income or the value of its holdings of financial instruments. The financial instruments affected by market risk essentially comprise financial assets and financial liabilities.

Interest rate risk

Interest risk is that changes of interest rates will affect interest expenses from loans or borrowings and interest income from cash and cash equivalents. As of December 31, 2022, no third-party interest-bearing loans or borrowings exist. Based on balances in bank accounts amounting to kEUR 34,440 as of December 31, 2022, negligible interest rate risk arises with respect to interest income.

Equity risk

Equity risk is that changes in stock markets – e.g. a falling price of ordinary shares and/or public warrants of ADSE (“ADSE’s trading price”), receiving no dividends, receiving lower dividends than expected, or fluctuations in the equity markets – will affect the value of ADSE’s common shares and outstanding warrants. The volatility of ADSE’s trading price could potentially have significant impact on the valuation of warrant liabilities in the future and valuation of future share-based payments. As of December 31, 2022, equity risks arise with respect to warrant liabilities amounting to EUR 2,439. In management’s opinion, a sensitivity analysis is unrepresentative of the inherent equity risk as the year end exposure does not reflect the exposure during the year.

Currency risk

Foreign exchange risk arises when individual Group entities enter into transactions denominated in a currency other than their functional currency.

ADSE is exposed to currency risks arising from bank balances in foreign currencies, transactions in foreign currencies including revenue generated or purchases for materials and services, and operating business activities in the US for ADSE US. The main exposure of currency risks arise with respect to bank balances amounting to kEUR 10,087 (December 31, 2021: kEUR 101.729) which are denominated in USD. Lesser currency risks arise from normal operations due to 87% of revenues in 2022 (2021: 94%, 2020: 99%) are generated in EUR.

Sensitivity of the foreign currency risk

The sensitivity analysis approximately quantifies the risk that can occur within the framework of set assumptions if certain parameters are changed to a defined extent. Exchange rate risks exist for US dollars (USD).

The following disclosures describe the sensitivity of an increase or decrease in the USD against the EUR from ADSE’s perspective. Currency risks within the meaning of IFRS 7 arise from financial instruments that are denominated in a currency other than the functional currency and are of a monetary nature. Translation differences from the translation of financial statements of foreign Group companies into ADSE currency are not taken into account. The sensitivity analysis was prepared for the main financial instrument (cash and cash equivalents) outstanding as at the balance sheet date of ADSE.

If the EUR had appreciated or depreciated by 10.0% against the USD as at December 31, 2022 and 2021 respectively, the consolidated profit would change in the manner shown below:

kEUR	Variance	Dec. 31, 2022	OCI	Variance	Dec. 31, 2021
Dec. 31, 2022
EUR/USD	+/-10.0%	-917/+1,121	-	+/-10.0%	-9,200/+41,800

Other market risks

ADSE is not significantly exposed to other market risks.